Portfolio Navigator Funds
Third Quarter Report
September 30, 2025 (Unaudited)
Variable Portfolio – Conservative Portfolio
Variable Portfolio – Moderately Conservative Portfolio
Variable Portfolio – Moderate Portfolio
Variable Portfolio – Moderately Aggressive Portfolio
Variable Portfolio – Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 19.0%
	Shares	Value ($)
International 6.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	289,666	3,759,864
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,929,924	32,982,403
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	419,605	5,387,730
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	511,637	6,431,279
Total		48,561,276
U.S. Large Cap 12.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	295,888	18,324,343
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	69,617	8,740,414
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	183,346	10,223,388
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,124,013	29,291,781
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	147,975	7,589,639
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	46,119	3,843,102
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	93,431	3,951,181
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	81,183	3,964,151
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	57,262	3,944,165
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	140,723	7,273,990
Total		97,146,154
U.S. Small Cap 0.7%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	261,137	3,167,597
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	196,418	2,820,559
Total		5,988,156
Total Equity Funds (Cost $111,623,198)		151,695,586

Fixed Income Funds 74.3%
	Shares	Value ($)
Emerging Markets 1.0%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	924,193	7,698,523
Investment Grade 73.3%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	7,629,722	59,511,829
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,372,416	15,847,742
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	11,781,615	100,379,357
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,812,716	44,373,242
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	13,029,629	119,872,584
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	8,713,405	80,250,466
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	17,013,677	164,181,985
Total		584,417,205
Total Fixed Income Funds (Cost $660,204,429)		592,115,728

Money Market Funds 6.3%

Columbia Short-Term Cash Fund, 4.265%(a),(c)	49,720,195	49,705,279
Total Money Market Funds (Cost $49,707,955)		49,705,279
Total Investments in Securities (Cost: $821,535,582)		793,516,593
Other Assets & Liabilities, Net		3,339,840
Net Assets		796,856,433
At September 30, 2025, securities and/or cash totaling $3,304,381 were pledged as collateral.

Variable Portfolio – Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2025 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	28	10/2025	EUR	2,210,600	1,980	—
IBEX 35 Index	15	10/2025	EUR	2,326,215	14,648	—
MSCI EAFE Index	9	12/2025	USD	1,253,385	—	(3,668)
Russell 2000 Index E-mini	14	12/2025	USD	1,718,850	20,440	—
S&P 500 Index E-mini	67	12/2025	USD	22,574,813	311,446	—
S&P/TSX 60 Index	32	12/2025	CAD	11,345,920	191,600	—
U.S. Treasury 10-Year Note	68	12/2025	USD	7,650,000	28,394	—
U.S. Treasury Ultra Bond	32	12/2025	USD	3,842,000	97,686	—
Total					666,194	(3,668)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(81)	12/2025	EUR	(4,488,210)	—	(87,553)
FTSE 100 Index	(31)	12/2025	GBP	(2,916,325)	—	(31,439)
FTSE/MIB Index	(21)	12/2025	EUR	(4,461,870)	33,582	—
Total					33,582	(118,992)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	46,521,071	26,577,400	(23,388,365)	(4,827)	49,705,279	—	62	1,526,650	49,720,195
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	19,813,672	1,175,961	(2,998,533)	333,243	18,324,343	—	2,353,963	—	295,888
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	59,770,202	(1,993,292)	1,734,919	59,511,829	—	52,200	—	7,629,722
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	9,512,530	579,551	(1,233,105)	(118,562)	8,740,414	—	1,077,990	—	69,617
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	8,055,087	474,377	(1,437,176)	606,235	7,698,523	—	(217,004)	312,505	924,193
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	3,981,682	449,204	(1,454,234)	783,212	3,759,864	—	155,219	11,939	289,666
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	16,116,756	511,657	(1,565,576)	784,905	15,847,742	—	26,024	314,484	2,372,416
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	100,811,029	6,072,284	(10,687,576)	4,183,620	100,379,357	—	(1,883,846)	5,484,812	11,781,615
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	9,847,723	2,111,835	(1,807,532)	71,362	10,223,388	—	1,371,711	—	183,346
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	25,020,346	222,143	(24,621,524)	(620,965)	—	—	883,684	533,439	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	34,903,738	676,893	(45,942,441)	10,361,810	—	—	(10,664,990)	991,213	—
Variable Portfolio – Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	31,822,562	1,927,031	(8,785,711)	8,018,521	32,982,403	—	566,345	660,653	1,929,924
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	31,706,393	1,898,453	(4,660,310)	347,245	29,291,781	—	2,797,687	—	1,124,013
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	8,786,372	1,121,513	(2,519,810)	201,564	7,589,639	—	1,106,637	—	147,975
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	3,143,175	970,680	(668,594)	(277,664)	3,167,597	500,795	94,887	36,231	261,137
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,017,323	989,701	(1,486,585)	300,120	2,820,559	399,482	(138,280)	—	196,418
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	44,383,835	1,321,799	(4,193,421)	2,861,029	44,373,242	—	(627,193)	998,830	4,812,716
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	120,924,871	4,950,754	(11,840,771)	5,837,730	119,872,584	—	(2,464,349)	3,865,692	13,029,629
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	3,949,994	301,392	(591,379)	183,095	3,843,102	—	454,462	—	46,119
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	3,915,511	312,021	(336,782)	60,431	3,951,181	—	253,455	—	93,431
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	80,653,782	4,380,136	(7,076,482)	2,293,030	80,250,466	—	(1,137,469)	3,826,509	8,713,405
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	3,936,389	188,847	(510,312)	349,227	3,964,151	—	175,974	—	81,183
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	3,949,524	482,162	(952,693)	465,172	3,944,165	—	217,615	—	57,262
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	165,225,083	10,278,713	(14,947,064)	3,625,253	164,181,985	—	(2,348,644)	8,954,960	17,013,677
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	7,861,088	437,311	(980,490)	(43,919)	7,273,990	—	964,775	—	140,723
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	5,939,281	455,410	(1,820,324)	813,363	5,387,730	43,519	(52,744)	42,682	419,605
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	6,001,747	598,047	(1,059,471)	890,956	6,431,279	15,457	455,701	176,936	511,637
Total	799,800,564			44,040,105	793,516,593	959,253	(6,526,128)	27,737,535

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Conservative Portfolio | 2025

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 33.6%
	Shares	Value ($)
International 11.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,222,907	15,873,334
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	6,169,763	105,441,253
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,815,654	34,773,320
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	2,708,027	34,771,064
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	2,961,566	37,226,888
Total		228,085,859
U.S. Large Cap 20.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,011,186	62,622,738
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	205,406	25,788,697
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	961,298	53,601,951
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	3,213,630	83,747,204
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	960,578	49,268,070
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	330,704	27,557,577
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	797,012	33,705,640
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	281,553	13,748,242
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	402,519	27,725,511
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	533,788	27,591,477
Total		405,357,107
U.S. Mid Cap 0.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	145,546	7,593,120
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	99,887	5,942,284
Total		13,535,404
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.2%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	489,756	5,940,736
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	378,451	5,434,566
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	158,009	5,781,542
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	141,408	5,742,602
Total		22,899,446
Total Equity Funds (Cost $450,086,124)		669,877,816

Fixed Income Funds 60.3%

Emerging Markets 1.0%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,320,250	19,327,681
Investment Grade 59.3%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	16,849,413	131,425,417
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	5,926,081	39,586,221
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	21,879,929	186,416,990
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,891,107	91,196,007
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	28,078,934	258,326,196
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	19,859,273	182,903,907
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	30,496,459	294,290,830
Total		1,184,145,568
Total Fixed Income Funds (Cost $1,330,585,776)		1,203,473,249

Variable Portfolio – Moderately Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2025 (Unaudited)
Money Market Funds 5.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(a),(c)	112,225,827	112,192,160
Total Money Market Funds (Cost $112,196,573)		112,192,160
Total Investments in Securities (Cost: $1,892,868,473)		1,985,543,225
Other Assets & Liabilities, Net		10,560,114
Net Assets		1,996,103,339
At September 30, 2025, securities and/or cash totaling $10,349,651 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	74	10/2025	EUR	5,842,300	5,234	—
IBEX 35 Index	39	10/2025	EUR	6,048,159	38,085	—
MSCI EAFE Index	22	12/2025	USD	3,063,830	—	(8,966)
Russell 2000 Index E-mini	66	12/2025	USD	8,103,150	96,361	—
S&P 500 Index E-mini	222	12/2025	USD	74,800,125	1,031,957	—
S&P/TSX 60 Index	93	12/2025	CAD	32,974,080	556,836	—
U.S. Treasury 10-Year Note	56	12/2025	USD	6,300,000	23,383	—
U.S. Treasury Ultra Bond	75	12/2025	USD	9,004,688	228,952	—
Total					1,980,808	(8,966)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(344)	12/2025	EUR	(19,061,040)	—	(371,829)
FTSE 100 Index	(91)	12/2025	GBP	(8,560,825)	—	(92,289)
FTSE/MIB Index	(55)	12/2025	EUR	(11,685,850)	87,951	—
Total					87,951	(464,118)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	102,607,889	75,748,980	(66,155,519)	(9,190)	112,192,160	—	(1,336)	3,382,289	112,225,827
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	67,144,808	44,384	(7,074,052)	2,507,598	62,622,738	—	6,308,871	—	1,011,186
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	128,000,611	(442,302)	3,867,108	131,425,417	—	15,595	—	16,849,413
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	27,920,338	48,598	(1,587,357)	(592,882)	25,788,697	—	3,266,311	—	205,406

Variable Portfolio – Moderately Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	20,047,507	818,464	(2,925,358)	1,387,068	19,327,681	—	(439,379)	779,997	2,320,250
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	15,006,290	57,433	(2,317,297)	3,126,908	15,873,334	—	602,369	47,167	1,222,907
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	40,102,587	812,910	(3,294,751)	1,965,475	39,586,221	—	26,046	788,069	5,926,081
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	184,794,674	10,248,380	(15,539,485)	6,913,421	186,416,990	—	(2,660,150)	10,041,408	21,879,929
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	49,344,444	10,134,940	(3,362,422)	(2,515,011)	53,601,951	—	9,778,270	—	961,298
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	53,384,565	41,892	(52,378,922)	(1,047,535)	—	—	1,607,218	1,140,128	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	76,040,483	226,620	(91,789,090)	15,521,987	—	—	(16,168,182)	2,128,764	—
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	99,544,544	2,288,740	(19,743,997)	23,351,966	105,441,253	—	3,355,790	2,088,062	6,169,763
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	88,919,735	109,033	(7,486,783)	2,205,219	83,747,204	—	6,307,615	—	3,213,630
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	58,176,969	97,666	(10,679,133)	1,672,568	49,268,070	—	6,307,822	—	960,578
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	6,750,275	1,067,804	(2,226,750)	349,407	5,940,736	985,603	(851,492)	71,305	489,756
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	6,713,696	791,786	(4,411,131)	2,340,215	5,434,566	775,646	(2,241,753)	—	378,451
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	90,311,560	2,146,960	(6,641,119)	5,378,606	91,196,007	—	(810,941)	2,023,129	9,891,107
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	256,829,147	8,417,627	(16,958,314)	10,037,736	258,326,196	—	(2,848,802)	8,214,329	28,078,934
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	29,276,685	53,414	(1,560,432)	(212,090)	27,557,577	—	4,425,094	—	330,704
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	33,444,054	82,059	(635,125)	814,652	33,705,640	—	1,697,124	—	797,012
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	180,997,796	8,842,148	(11,494,916)	4,558,879	182,903,907	—	(1,938,357)	8,563,156	19,859,273
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	7,226,431	186,061	(8,537)	189,165	7,593,120	—	18,987	—	145,546
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	13,433,817	79,429	(913,346)	1,148,342	13,748,242	—	625,501	—	281,553
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	7,120,675	21,128	(608,579)	(590,940)	5,942,284	—	1,320,054	—	99,887
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	29,524,909	147,413	(5,023,558)	3,076,747	27,725,511	—	1,250,214	—	402,519
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	289,750,294	16,114,041	(16,547,914)	4,974,409	294,290,830	—	(2,667,571)	15,744,353	30,496,459
Variable Portfolio – Moderately Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	27,879,674	185,975	(1,873,376)	1,399,204	27,591,477	—	1,860,044	—	533,788
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	35,191,357	2,017,374	(6,731,444)	4,296,033	34,773,320	1,465,221	925,723	535,557	2,815,654
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	34,745,013	589,653	(4,676,840)	4,113,238	34,771,064	270,502	414,470	258,247	2,708,027
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	35,075,276	1,211,808	(4,599,572)	5,539,376	37,226,888	88,810	1,992,555	1,043,700	2,961,566
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	6,659,025	15,619	(706,546)	(186,556)	5,781,542	—	494,474	—	158,009
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,575,043	27,513	(729,819)	(130,135)	5,742,602	—	303,483	—	141,408
Total	1,980,539,560			105,450,988	1,985,543,225	3,585,782	22,275,667	56,849,660

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Moderately Conservative Portfolio | 2025

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	8,740,158	34,174,017
Total Alternative Strategies Funds (Cost $37,473,574)		34,174,017

Equity Funds 48.6%

Global Real Estate 0.5%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	10,573,858	68,730,077
International 15.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	10,734,154	139,329,321
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	56,894,316	972,323,857
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	29,316,073	362,053,503
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	27,066,079	347,528,450
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	30,526,919	383,723,371
Total		2,204,958,502
U.S. Large Cap 29.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	7,082,429	438,614,861
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,104,860	264,265,115
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	10,230,518	570,453,691
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	29,882,734	778,744,056
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	9,212,371	472,502,520
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	3,998,571	333,200,895
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	11,472,815	485,185,330
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	1,283,686	62,682,376
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	4,657,769	320,827,111
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	6,186,252	319,767,382
Total		4,046,243,337
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.2%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,584,912	82,684,869
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,400,146	83,294,704
Total		165,979,573
U.S. Small Cap 1.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	5,721,755	69,404,882
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	3,869,588	55,567,276
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,698,735	62,156,727
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,680,020	68,225,627
Total		255,354,512
Total Equity Funds (Cost $4,420,807,519)		6,741,266,001

Fixed Income Funds 45.6%

Emerging Markets 0.8%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	13,156,223	109,591,339
Investment Grade 44.8%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	97,496,648	760,473,857
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	31,042,858	207,366,288
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	88,166,586	751,179,314
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	59,197,428	545,800,289
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	167,908,625	1,544,759,346
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	121,090,588	1,115,244,318
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	132,696,893	1,280,525,016
Total		6,205,348,428
Total Fixed Income Funds (Cost $6,877,741,291)		6,314,939,767

Variable Portfolio – Moderate Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2025 (Unaudited)
Money Market Funds 5.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(a),(c)	688,117,765	687,911,330
Total Money Market Funds (Cost $687,940,255)		687,911,330
Total Investments in Securities (Cost: $12,023,962,639)		13,778,291,115
Other Assets & Liabilities, Net		80,004,602
Net Assets		13,858,295,717
At September 30, 2025, securities and/or cash totaling $77,789,844 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	577	10/2025	EUR	45,554,150	40,807	—
IBEX 35 Index	300	10/2025	EUR	46,524,300	292,964	—
Russell 2000 Index E-mini	418	12/2025	USD	51,319,950	610,288	—
S&P 500 Index E-mini	1,699	12/2025	USD	572,456,813	7,897,721	—
S&P/TSX 60 Index	718	12/2025	CAD	254,574,080	4,299,012	—
U.S. Treasury 10-Year Note	1,211	12/2025	USD	136,237,500	505,656	—
U.S. Treasury Ultra Bond	176	12/2025	USD	21,131,000	537,273	—
Total					14,183,721	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(2,722)	12/2025	EUR	(150,826,020)	—	(2,942,201)
FTSE 100 Index	(696)	12/2025	GBP	(65,476,200)	—	(705,857)
FTSE/MIB Index	(430)	12/2025	EUR	(91,362,100)	687,619	—
Total					687,619	(3,648,058)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	613,586,921	573,739,063	(499,357,208)	(57,446)	687,911,330	—	(5,335)	20,261,739	688,117,765
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	35,291,253	2,821,860	(5,973,778)	2,034,682	34,174,017	—	(1,479,146)	2,821,860	8,740,158
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	447,188,911	6,251	(16,326,629)	7,746,328	438,614,861	—	52,685,883	—	7,082,429
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	738,074,018	—	22,399,839	760,473,857	—	—	—	97,496,648
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	269,237,908	4,299	(10,490,686)	5,513,594	264,265,115	—	22,449,113	—	2,104,860

Variable Portfolio – Moderate Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	103,293,655	4,212,271	(3,673,381)	5,758,794	109,591,339	—	(702,615)	4,212,271	13,156,223
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	136,397,504	410,280	(39,790,431)	42,311,968	139,329,321	—	(9,687,229)	410,280	10,734,154
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	205,895,942	4,073,500	(12,857,081)	10,253,927	207,366,288	—	10,632	4,073,500	31,042,858
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	732,676,250	39,929,376	(46,194,508)	24,768,196	751,179,314	—	(7,891,719)	39,929,376	88,166,586
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	510,877,809	112,364,000	(33,291,618)	(19,496,500)	570,453,691	—	97,069,215	—	10,230,518
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	318,075,276	—	(313,634,744)	(4,440,532)	—	—	7,831,237	6,616,318	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	444,674,446	—	(607,978,679)	163,304,233	—	—	(166,854,738)	12,225,040	—
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	886,182,162	18,780,342	(149,574,643)	216,935,996	972,323,857	—	26,017,576	18,780,342	56,894,316
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	814,506,329	15,744	(49,276,933)	13,498,916	778,744,056	—	65,964,965	—	29,882,734
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	564,509,179	49,568	(99,786,493)	7,730,266	472,502,520	—	67,866,721	—	9,212,371
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	65,880,841	12,003,644	(5,400,385)	(3,079,218)	69,404,882	11,191,969	(2,201,844)	809,696	5,721,755
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	65,663,386	7,436,900	(23,262,786)	5,729,776	55,567,276	7,433,350	(5,022,478)	—	3,869,588
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	529,139,490	11,938,969	(25,100,839)	29,822,669	545,800,289	—	(2,893,101)	11,938,969	59,197,428
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	1,515,126,677	48,473,681	(73,939,605)	55,098,593	1,544,759,346	—	(12,473,561)	48,473,681	167,908,625
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	67,006,168	5,347,780	(826,564)	(2,797,307)	68,730,077	3,450,431	(128,026)	1,897,348	10,573,858
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	333,729,003	6,678	(13,086,943)	12,552,157	333,200,895	—	37,784,650	—	3,998,571
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	457,380,172	—	(3,204,713)	31,009,871	485,185,330	—	3,855,827	—	11,472,815
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,104,006,482	51,869,056	(64,464,532)	23,833,312	1,115,244,318	—	(7,676,990)	51,869,056	121,090,588
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	82,288,235	959	(392,921)	788,596	82,684,869	—	1,446,886	—	1,584,912
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	56,858,097	3,417	(1,123,590)	6,944,452	62,682,376	—	832,425	—	1,283,686
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	81,081,927	4,263	(1,884,840)	4,093,354	83,294,704	—	6,324,691	—	1,400,146
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	338,460,709	12,101	(53,930,657)	36,284,958	320,827,111	—	13,309,785	—	4,657,769
Variable Portfolio – Moderate Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	1,243,256,991	67,919,695	(47,150,682)	16,499,012	1,280,525,016	—	(6,348,273)	67,919,695	132,696,893
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	320,406,197	12,509	(18,840,368)	18,189,044	319,767,382	—	19,061,228	—	6,186,252
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	344,951,496	19,989,925	(48,042,005)	45,154,087	362,053,503	14,703,562	6,595,104	5,286,362	29,316,073
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	338,503,187	5,224,104	(37,586,867)	41,388,026	347,528,450	2,678,599	3,066,690	2,545,505	27,066,079
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	343,141,168	11,225,964	(29,760,161)	59,116,400	383,723,371	895,521	16,211,788	10,330,443	30,526,919
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	64,855,378	3,330	(3,575,202)	873,221	62,156,727	—	2,643,211	—	1,698,735
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	66,391,437	1,843	(138,170)	1,970,517	68,225,627	—	229,324	—	1,680,020
Total	13,500,520,586			881,733,781	13,778,291,115	40,353,432	227,891,896	310,401,481

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Moderate Portfolio | 2025

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	3,783,620	14,793,954
Total Alternative Strategies Funds (Cost $16,166,012)		14,793,954

Equity Funds 63.7%

Global Real Estate 0.5%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	4,585,566	29,806,180
International 20.5%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	6,439,576	83,585,702
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	28,685,512	490,235,401
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	18,550,853	229,103,034
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	17,166,332	220,415,699
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	18,950,601	238,209,051
Total		1,261,548,887
U.S. Large Cap 38.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	3,350,310	207,484,677
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	750,333	94,204,281
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	6,350,198	354,087,045
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	15,863,934	413,414,134
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	4,655,612	238,786,328
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	2,691,656	224,295,673
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,204,572	304,681,371
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	2,549,275	124,481,113
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	3,134,983	215,937,619
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,123,479	213,142,630
Total		2,390,514,871
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.3%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	815,680	42,554,020
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	679,310	40,412,153
Total		82,966,173
U.S. Small Cap 2.5%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	3,393,064	41,157,868
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	2,682,427	38,519,652
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,018,511	37,267,333
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	912,112	37,040,848
Total		153,985,701
Total Equity Funds (Cost $2,560,923,361)		3,918,821,812

Fixed Income Funds 30.6%

Emerging Markets 0.8%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	5,499,944	45,814,533
Investment Grade 29.8%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	35,160,536	274,252,183
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	13,505,283	90,215,291
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	20,107,910	171,319,389
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	21,058,916	194,163,206
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	46,172,057	424,782,923
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	32,836,720	302,426,191
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	38,977,471	376,132,599
Total		1,833,291,782
Total Fixed Income Funds (Cost $2,051,342,839)		1,879,106,315

Variable Portfolio – Moderately Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2025 (Unaudited)
Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(a),(c)	296,591,772	296,502,794
Total Money Market Funds (Cost $296,511,541)		296,502,794
Total Investments in Securities (Cost: $4,924,943,753)		6,109,224,875
Other Assets & Liabilities, Net		40,146,067
Net Assets		6,149,370,942
At September 30, 2025, securities and/or cash totaling $39,110,636 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	254	10/2025	EUR	20,053,300	17,964	—
IBEX 35 Index	133	10/2025	EUR	20,625,773	129,881	—
Russell 2000 Index E-mini	114	12/2025	USD	13,996,350	166,442	—
S&P 500 Index E-mini	975	12/2025	USD	328,514,063	4,532,241	—
S&P/TSX 60 Index	324	12/2025	CAD	114,877,440	1,939,944	—
U.S. Treasury 10-Year Note	190	12/2025	USD	21,375,000	79,335	—
U.S. Treasury Ultra Bond	151	12/2025	USD	18,129,438	460,956	—
Total					7,326,763	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(1,298)	12/2025	EUR	(71,922,180)	—	(1,403,004)
FTSE 100 Index	(313)	12/2025	GBP	(29,445,475)	—	(317,433)
FTSE/MIB Index	(190)	12/2025	EUR	(40,369,300)	303,831	—
MSCI EAFE Index	(81)	12/2025	USD	(11,280,465)	37,575	—
Total					341,406	(1,720,437)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	258,988,498	279,161,959	(241,627,592)	(20,071)	296,502,794	—	(5,962)	8,590,588	296,591,772
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	15,219,497	1,247,969	(2,320,303)	646,791	14,793,954	—	(410,861)	1,221,585	3,783,620
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	203,025,879	2,698	(11,142,913)	15,599,013	207,484,677	—	12,245,092	—	3,350,310
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	266,174,356	—	8,077,827	274,252,183	—	—	—	35,160,536

Variable Portfolio – Moderately Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	89,946,688	328,175	(1,837,932)	5,767,350	94,204,281	—	3,976,662	—	750,333
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	44,598,478	1,831,299	(3,248,205)	2,632,961	45,814,533	—	(511,569)	1,775,104	5,499,944
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	73,649,852	279,684	(13,295,441)	22,951,607	83,585,702	—	(4,433,446)	225,271	6,439,576
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	89,004,653	1,901,116	(5,143,143)	4,452,665	90,215,291	—	(12,193)	1,766,347	13,505,283
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	168,081,066	9,410,266	(11,805,847)	5,633,904	171,319,389	—	(1,759,296)	9,106,582	20,107,910
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	294,954,736	71,255,328	(15,280,332)	3,157,313	354,087,045	—	44,099,855	—	6,350,198
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	113,539,220	149,890	(112,245,689)	(1,443,421)	—	—	2,656,925	2,362,125	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	157,592,350	381,864	(191,856,776)	33,882,562	—	—	(35,269,124)	4,442,718	—
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	427,424,965	9,111,628	(54,498,705)	108,197,513	490,235,401	—	10,580,800	9,111,628	28,685,512
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	412,411,373	8,259	(17,316,782)	18,311,284	413,414,134	—	23,205,333	—	15,863,934
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	288,701,968	34,879	(40,683,671)	(9,266,848)	238,786,328	—	46,254,486	—	4,655,612
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	40,874,539	7,165,324	(6,044,530)	(837,465)	41,157,868	6,650,015	(2,323,619)	481,103	3,393,064
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	40,515,898	5,003,554	(9,638,897)	2,639,097	38,519,652	4,953,967	(1,818,868)	—	2,682,427
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	187,205,293	4,682,367	(8,228,106)	10,503,652	194,163,206	—	(938,241)	4,247,173	21,058,916
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	416,634,556	14,208,317	(21,376,507)	15,316,557	424,782,923	—	(3,574,829)	13,329,450	46,172,057
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	29,230,065	2,394,548	(581,371)	(1,237,062)	29,806,180	1,496,349	(32,103)	822,823	4,585,566
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	218,959,686	7,234	(7,233,490)	12,562,243	224,295,673	—	20,605,247	—	2,691,656
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	284,454,114	431,217	(891,187)	20,687,227	304,681,371	—	1,061,744	—	7,204,572
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	297,593,835	14,774,019	(16,257,262)	6,315,599	302,426,191	—	(1,936,962)	14,065,583	32,836,720
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	43,180,385	17,008	(411,677)	(231,696)	42,554,020	—	1,350,709	—	815,680
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	109,287,691	718,686	(343,592)	14,818,328	124,481,113	—	258,063	—	2,549,275
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	43,296,624	2,375	(1,600,415)	(1,286,431)	40,412,153	—	6,300,060	—	679,310
Variable Portfolio – Moderately Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	221,256,202	171,065	(30,861,092)	25,371,444	215,937,619	—	6,950,517	—	3,134,983
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	368,624,842	20,798,358	(18,747,300)	5,456,699	376,132,599	—	(2,466,931)	19,950,263	38,977,471
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	202,178,227	196,915	(6,688,983)	17,456,471	213,142,630	—	6,858,599	—	4,123,479
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	208,252,576	12,446,118	(20,432,671)	28,837,011	229,103,034	9,137,454	2,817,915	3,226,190	18,550,853
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	205,065,936	3,284,347	(14,405,187)	26,470,603	220,415,699	1,683,924	1,034,671	1,555,189	17,166,332
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	207,662,570	6,849,564	(16,598,309)	40,295,226	238,209,051	549,641	5,756,363	6,299,924	18,950,601
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	37,233,209	63,942	(1,215,654)	1,185,836	37,267,333	—	907,769	—	1,018,511
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	37,251,726	83,397	(499,290)	205,015	37,040,848	—	998,514	—	912,112
Total	5,835,897,197			443,108,804	6,109,224,875	24,471,350	142,425,320	102,579,646

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Moderately Aggressive Portfolio | 2025

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,581,674	6,184,346
Total Alternative Strategies Funds (Cost $6,964,060)		6,184,346

Equity Funds 80.2%

Global Real Estate 0.7%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	2,834,041	18,421,266
International 25.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	3,328,764	43,207,351
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	13,013,197	222,395,543
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	12,756,592	157,543,905
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	9,053,051	116,241,171
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	10,228,087	128,567,060
Total		667,955,030
U.S. Large Cap 49.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,257,263	139,792,299
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	597,807	75,054,668
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	3,253,730	181,427,967
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	6,854,591	178,630,631
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,761,541	141,639,436
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	1,442,096	120,169,838
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,587,303	151,707,064
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	1,007,309	49,186,903
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	1,711,627	117,896,871
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	2,107,359	108,929,404
Total		1,264,435,081
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.6%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	424,047	22,122,539
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	350,393	20,844,895
Total		42,967,434
U.S. Small Cap 3.0%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,734,657	21,041,383
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	1,335,092	19,171,916
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	498,689	18,247,042
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	446,828	18,145,695
Total		76,606,036
Total Equity Funds (Cost $1,329,704,791)		2,070,384,847

Fixed Income Funds 16.4%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,507,578	12,558,123
Investment Grade 15.9%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	11,257,868	87,811,372
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	3,701,418	24,725,476
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	6,929,540	63,890,359
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,544,016	78,604,944
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	5,830,834	53,701,985
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	10,407,665	100,433,965
Total		409,168,101
Total Fixed Income Funds (Cost $447,115,266)		421,726,224

Variable Portfolio – Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2025 (Unaudited)
Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(a),(c)	66,374,604	66,354,692
Total Money Market Funds (Cost $66,357,025)		66,354,692
Total Investments in Securities (Cost: $1,850,141,142)		2,564,650,109
Other Assets & Liabilities, Net		15,518,700
Net Assets		2,580,168,809
At September 30, 2025, securities and/or cash totaling $15,328,884 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	117	10/2025	EUR	9,237,150	8,275	—
IBEX 35 Index	61	10/2025	EUR	9,459,941	59,569	—
Russell 2000 Index E-mini	54	12/2025	USD	6,629,850	78,841	—
S&P 500 Index E-mini	351	12/2025	USD	118,265,063	1,631,607	—
S&P/TSX 60 Index	143	12/2025	CAD	50,702,080	856,210	—
Total					2,634,502	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(567)	12/2025	EUR	(31,417,470)	—	(612,869)
FTSE 100 Index	(139)	12/2025	GBP	(13,076,425)	—	(140,968)
FTSE/MIB Index	(87)	12/2025	EUR	(18,484,890)	139,123	—
MSCI EAFE Index	(76)	12/2025	USD	(10,584,140)	35,255	—
Total					174,378	(753,837)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	56,099,362	96,172,041	(85,913,275)	(3,436)	66,354,692	—	(2,661)	1,841,851	66,374,604
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	6,149,797	692,322	(699,143)	41,370	6,184,346	—	50,145	505,959	1,581,674
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	129,878,321	106,590	(2,091,179)	11,898,567	139,792,299	—	6,488,777	—	2,257,263
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	85,253,228	—	2,558,144	87,811,372	—	—	—	11,257,868
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	70,005,170	141,135	(878,822)	5,787,185	75,054,668	—	1,870,720	—	597,807

Variable Portfolio – Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	11,953,171	727,226	(944,023)	821,749	12,558,123	—	(249,456)	484,042	1,507,578
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	35,491,414	304,843	(2,663,739)	10,074,833	43,207,351	—	(804,054)	109,683	3,328,764
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	23,791,433	969,160	(1,235,811)	1,200,694	24,725,476	—	(5,185)	481,260	3,701,418
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	142,660,765	34,712,570	(5,125,680)	9,180,312	181,427,967	—	14,778,309	—	3,253,730
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	35,921,196	764,300	(36,568,989)	(116,507)	—	—	465,087	797,735	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	47,344,473	1,942,547	(64,260,633)	14,973,613	—	—	(15,501,117)	1,478,963	—
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	183,682,524	4,153,296	(17,301,937)	51,861,660	222,395,543	—	273,096	3,969,836	13,013,197
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	169,122,507	174,689	(3,554,461)	12,887,896	178,630,631	—	4,826,124	—	6,854,591
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	156,984,474	799,386	(15,631,416)	(513,008)	141,639,436	—	21,865,359	—	2,761,541
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	18,820,304	4,088,285	(608,277)	(1,258,929)	21,041,383	3,284,937	(237,002)	237,653	1,734,657
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	18,718,651	2,423,657	(2,972,455)	1,002,063	19,171,916	2,395,508	(550,474)	—	1,335,092
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	59,264,346	3,838,032	(2,273,973)	3,061,954	63,890,359	—	31,478	1,386,420	6,929,540
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	75,423,785	4,989,185	(4,736,985)	2,928,959	78,604,944	—	(786,509)	2,447,561	8,544,016
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	17,562,691	1,904,232	(323,665)	(721,992)	18,421,266	915,759	(55,068)	503,564	2,834,041
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	111,570,884	48,407	(2,297,954)	10,848,501	120,169,838	—	6,530,401	—	1,442,096
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	137,186,340	4,730,181	(425,998)	10,216,541	151,707,064	—	502,139	—	3,587,303
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	50,271,906	4,589,752	(2,098,094)	938,421	53,701,985	—	(208,414)	2,474,977	5,830,834
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	20,792,429	726,642	(168)	603,636	22,122,539	—	578	—	424,047
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	43,345,117	790,593	(551,616)	5,602,809	49,186,903	—	327,882	—	1,007,309
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	20,897,549	29,493	(589,944)	507,797	20,844,895	—	2,038,259	—	350,393
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	112,905,027	121,091	(10,175,671)	15,046,424	117,896,871	—	2,400,352	—	1,711,627
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	95,714,841	8,781,540	(5,655,419)	1,593,003	100,433,965	—	(830,110)	5,282,840	10,407,665
Variable Portfolio – Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	100,487,586	236,268	(2,035,143)	10,240,693	108,929,404	—	1,951,859	—	2,107,359
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	137,751,048	9,073,796	(8,958,033)	19,677,094	157,543,905	6,238,449	1,581,264	2,158,495	12,756,592
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	106,106,785	2,170,490	(5,896,462)	13,860,358	116,241,171	881,370	442,254	809,796	9,053,051
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	107,258,606	4,441,215	(6,539,389)	23,406,628	128,567,060	293,641	933,433	3,309,840	10,228,087
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	18,500,079	23,443	(749,169)	472,689	18,247,042	—	486,872	—	498,689
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	18,283,849	101,929	(332,562)	92,479	18,145,695	—	473,088	—	446,828
Total	2,339,946,430			238,772,200	2,564,650,109	14,009,664	49,087,426	28,280,475

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Aggressive Portfolio | 2025

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3QT7042_12_D01_(11/25)